Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Receivables	¥ 380,687	¥ 322,199
Payables	184,085	158,205
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	34,317	29,067
Payables	147,705	127,793
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	346,370	293,132
Payables	¥ 36,380	¥ 30,412